Trade and other payables - Summary of Trade and Other Payables (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Current
Trade payables	$ 90	$ 132
Other tax and social security payable	42	44
Other payables	97	94
Contingent purchase consideration	1	7
Accruals	338	339
Trade and other current payables	568	616	$ 595
Non-current
Other payables	3	1
Deferred purchase consideration	23	22
Contingent purchase consideration	90	102
Trade and other non current payables	$ 116	$ 125	$ 7